October 25, 2002



Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC 20549


RE: Midland National Life Separate Account A File Number 333-80975

Commissioners:

We are submitting the enclosed prospectus supplement for filing under Rule 497.

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,





Tracy Michels
Assistant Vice President
Compliance

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                        Variable Universal Life Policies
                                 Issued through
                    Midland National Life Separate Account A
                                       by
                     Midland National Life Insurance Company

                        Supplement Dated October 25, 2002
                        to Prospectuses Dated May 1, 2002

       This Supplement updates certain information contained in your Variable Universal Life Insurance Policy prospectus. Please read it carefully and retain it for future reference.

       New Guidance on Split Dollar Arrangements

       On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act generally prohibits publicly-traded companies1 from making personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

       Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

       In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

                     Owner inquiries should be directed to:

                                 Policy Services
                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls SD 57193


       -------- 1 The prohibition also applies to non-U.S. companies that have securities listed on a securities exchange in the United States.